OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2011
Other Accounts Receivable and Prepaid Expenses Disclosure [Abstract]
Other Accounts Receivable and Prepaid Expenses Disclosure [Text Block]
NOTE 6:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2010	2011

Short-term lease deposits and other accounts receivable	$501	$817
Advanced payments for the acquisition of Magix Integration (Note 3c)	1,160	-
Prepaid expenses	589	427
Government authorities	597	3,073
Deferred taxes	1,099	1,878
Other	83	206

	$4,029	$6,401